Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Liabilities
Non-current obligations	€ 1,000,000	€ 853,667
Senior secured debt, non-current	4,771,285	4,849,882
Other loans, non-current	239,686	169,214
Finance lease liabilities, non-current	9,537	5,415
Other non-current financial liabilities	78,955	23,637
Total non-current financial liabilities	6,099,463	5,901,815
Current obligations	102,978	95,538
Senior secured debt, current	129,955	4,057
Other loans, current	24,839	29,527
Finance lease liabilities, current	3,348	3,945
Other current financial liabilities	16,262	22,003
Total current financial liabilities	€ 277,382	€ 155,070